Fair Value - Summary of Net Fair Value Gains (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other net fair value gains (losses)
Assets of Non-Residual Trusts					$ 69,222	$ 95,782	$ 21,261
Liabilities of Non-Residual Trusts					(57,678)	(86,163)	(22,197)
Mandatory repurchase obligation					181	(116)	981
Professional fees liability related to certain securitizations					(817)	(1,091)	(607)
Contingent earn-out payments					(4,800)		2,096
Other					(47)	(1,191)	(490)
Other net fair value gains	$ 1,532	$ 1,656	$ (971)	$ 395	$ 6,061	$ 7,221	$ 1,044